[logo] PIONEER Investments(R)







                                                 March 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

Re:  Pioneer Series Trust VII (the "Trust")
     (File Nos. 333-62166 and 811-10395)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and Statements of Additional Information relating to the offering of Pioneer Global High Yield Fund Class A, B and C shares,
Class Y shares and Class Z shares and Pioneer Global Aggregate Bond Fund Class A and C shares and Class Y shares; and the forms of prospectuses relating to the offering of Pioneer Global Diversified Equity Fund Class A and C shares and Class Y shares, do not differ from those contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A filed electronically with the Commission on February 27, 2009 (SEC Accession No. 0001140157-09-000007).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,

                                                 /s/Lauren Giudice
                                                 Lauren Giudice


cc:  Christopher J. Kelley
     Toby R. Serkin







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."